Henderson Global Technology Fund
Fund Summary – Henderson Global Technology Fund
Investment Objective
The Henderson Global Technology Fund’s (the “Fund”) investment objective is to achieve long-term capital appreciation primarily through investment in equities of technology-related companies.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge discount on your purchase of Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds. More information about these and other discounts is available from your financial professional and in the sections entitled “Sales Charge Reductions – Class A Shares” and “Sales Charge Waivers – Class A Shares” on pages 87-88 of the Fund’s prospectus, Appendix A to the Fund’s prospectus, Waivers and Discounts Available from Intermediaries, and the section entitled “Purchases, Exchanges and Redemption Information” on page 98 of the SAI. Investors investing in the Fund through an intermediary should consult Appendix A to the Fund’s prospectus, “Waivers and Discounts Available from Intermediaries,” which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Henderson Global Technology Fund	Class A Shares		Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	5.75%		none		none	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of offering price)	none	[1]	1.00%	[2]	none	none
[1]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund's distributor paid a sales commission on the purchase.
[2]	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Henderson Global Technology Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees		0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.19%	0.21%	0.20%	0.19%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.35%	2.12%	1.11%	1.10%
[1]	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the Fund's investments in underlying investment companies. The current fiscal year estimates are based on the underlying fund holdings during the most recent fiscal period and use the net expense ratio in the most recent publicly available financial statements for each underlying fund. Fees and expenses of foreign investment companies may be calculated in a manner that differs from US investment companies. Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights (and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the applicable class of Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Henderson Global Technology Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	705	978	1,272	2,105
Class C Shares	315	664	1,139	2,452
Class I Shares	113	353	612	1,352
Class R6 Shares	112	350	606	1,340

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Henderson Global Technology Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	705	978	1,272	2,105
Class C Shares	215	664	1,139	2,452
Class I Shares	113	353	612	1,352
Class R6 Shares	112	350	606	1,340

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of technology-related companies. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Technology-related companies are defined as those companies that the portfolio managers believe will benefit significantly from advances or improvements in technology. Technology-related companies include those that are principally engaged in producing, developing, selling, using or distributing technology products, processes or services. Industries likely to be represented in the Fund’s portfolio include, but are not limited to, computers and peripheral products, computer software, electronic systems and components, e-commerce, telecommunications, media, cable and information services, pharmaceuticals, medical devices, biotechnology, Internet and clean energy technology. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

The Fund has no limits and no specific policy on the geographic asset distribution of its investments, and has no specific policy on the number of different countries in which it will invest but intends to invest in at least three different countries. The Fund currently invests in US and non-US issuers and may invest in companies domiciled in any country that the portfolio managers believe to be appropriate in light of the Fund’s investment objective.

Although the Fund does not have a specific policy regarding investments in companies of a particular size, the portfolio managers, in an attempt to reduce portfolio risks, will invest generally in companies that have, in the portfolio managers’ view, a more proven track record. The portfolio managers evaluate companies and their potential investment returns based on theme, sector and stock specific characteristics that are driven by bottom-up factors rather than on geographic factors. Country and regional allocation results from stock selection and is secondary to the process.

The Fund generally sells a stock when, in the portfolio managers’ opinion, there is a deterioration in the company’s fundamentals, there is a detrimental change in the competitive environment or the stock achieves its target price. The Fund may also sell a stock if the portfolio managers believe that negative country or regional factors may affect the company’s outlook, in the portfolio managers’ opinion, a superior investment opportunity arises or to meet cash requirements. The portfolio managers anticipate that the Fund will continue to hold securities of companies that grow or expand so long as the portfolio managers believe the securities continue to offer prospects of long-term growth. Some of the Fund’s investments may produce income, although income from dividends and interest will be incidental and not an important consideration in choosing investments.

The Fund may also invest a portion of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries and may invest up to 15% of its net assets in illiquid securities.

The Fund may engage in exchange-traded or over-the-counter derivative transactions to seek return, to generate income, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the portfolio, to manage certain investment risks, or as a substitute for the purchase or sale of securities or currencies directly. To the extent derivatives are used, the Fund expects to use them principally when seeking to hedge currency exposure using forward foreign currency contracts, to generate income from option premiums by writing covered call options on individual securities, to gain exposure to equity securities by using futures contracts on securities indices, to gain or limit exposure to equities by purchasing exchange-traded call or put options on individual securities, to obtain net long or net negative (short) exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and interest rate, inflation rate and credit default swap agreements, However, the Fund may also purchase or sell other types of derivatives contracts. There is no stated limit on the Fund’s use of derivatives.

The Fund may engage in active and frequent trading to achieve its investment objective. The Fund does not limit its investments to companies of any particular size and may invest in smaller and less seasoned companies, including through initial public offerings and private placements. However, in an attempt to reduce portfolio risks, the portfolio managers generally will invest across countries, industry groups and/or securities.

Principal Investment Risks

You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund’s investments and therefore the value of the Fund’s shares, as well as the amount of any dividend paid, may fluctuate significantly. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks that could adversely affect the total return on your investment include:

•	Technology-Related Companies Risk. The Fund may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund’s portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund’s portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

•	Market Risk. The market price of securities or other investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

•	Small Capitalization and Less Seasoned Companies Risk. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may tend to be more volatile than those of larger, more established companies. When purchasing and selling small cap securities, the Fund may experience higher transactional costs due to the length of time that might be needed to purchase or sell such securities.

•	Foreign Investments Risk. The risks of investing outside the US include currency fluctuations, economic or financial insolvency, lack of timely or reliable financial information, possible imposition of foreign withholding taxes, or unfavorable political or legal developments. These risks are typically greater in less developed or emerging market countries.

•	Frequent Trading Risk. The Fund’s portfolio turnover rate may be 100% or more. Frequent buying and selling of investments involve higher trading costs and other expenses that may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such net gains will be considered ordinary income for federal income tax purposes.

•	Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, regulatory or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

•	Derivatives Risk. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses. The successful use of derivatives depends on the portfolio managers’ ability to manage these sophisticated instruments, which require investment techniques and risk analysis different from those of other investments. Derivatives involve the risk of mispricing or improper valuation and the prices of derivatives may move in unexpected ways especially in unusual market conditions, and may result in increased volatility and unexpected losses. Some derivatives are “leveraged” and therefore will magnify or otherwise increase any investment losses. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market, market segment or asset class, their exposure may not correlate as expected to the performance of such market or asset class thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the portfolio managers’ potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. Derivatives also may involve credit and interest rate risks. In addition, the risks associated with the use of derivatives are magnified to the extent that a larger portion of the Fund’s assets are committed to derivatives in general or are invested in a few types of derivatives.

•	Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties, issuers of securities held by the Fund or other market participants may adversely impact the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Performance

The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for different calendar periods compared to those of a broad-based securities market index. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.henderson.com, or by calling 866.3HENDERSON (or 866.343.6337).

The annual returns in the bar chart which follows are for the Class A shares without reflecting payment of any front-end sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

During the ten-year period ended December 31, 2016, the Fund’s highest and lowest quarterly returns were 24.75% and -21.61% for the quarters ended June 30, 2009, and December 31, 2008, respectively.
Average Annual Total Returns for periods ended December 31, 2016 (including maximum sales charges)
Average Annual Total Returns - Henderson Global Technology Fund	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
Class A Shares	Return Before Taxes	(0.88%)		10.68%		7.97%		8.04%		Aug. 31, 2001
Class A Shares | After Taxes on Distributions	Return After Taxes on Distributions	(2.60%)		9.00%		7.11%		7.34%		Aug. 31, 2001
Class A Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.74%		8.41%		6.45%		6.65%		Aug. 31, 2001
Class C Shares	Return Before Taxes	4.38%		11.13%		7.78%		7.66%		Aug. 31, 2001
Class I Shares	Return Before Taxes	5.45%		12.28%		8.83%		8.61%		Mar. 31, 2009
Class R6 Shares	Return Before Taxes	5.44%	[1]	12.28%	[1]	8.83%	[1]	8.60%	[1]	Nov. 30, 2015
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	11.96%		14.66%		6.95%		6.69%
MSCI AC World IT Index (reflects no deductions for fees, expenses or taxes)	MSCI AC World IT Index (reflects no deductions for fees, expenses or taxes)	12.71%		14.74%		7.90%		6.59%
[1]	The performance for Class I shares for the period prior to March 31, 2009 and for Class R6 shares for the period prior to November 30, 2015 is based on the performance of Class A shares. Performance for Class I and Class R6 shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I and Class R6 shares are not subject to a front-end sales charge or a distribution fee.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class A shares. The after-tax returns of the Class C, Class I and Class R6 shares will vary from those shown for the Class A shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.  The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.